Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Consolidated statement of comprehensive income
Profit for the financial year	€ 12,335	€ 2,773	€ 483
Items that may be reclassified to the income statement in subsequent years:
Foreign exchange translation differences, net of tax	(1,236)	(30)	138
Foreign exchange translation differences transferred to the income statement	(334)	19	(17)
Other, net of tax	963	1,863	(3,743)
Total items that may be reclassified to the income statement in subsequent years	(607)	1,852	(3,622)
Items that will not be reclassified to the income statement in subsequent years:
Net actuarial (losses)/gains on defined benefit pension schemes, net of tax	(160)	483	(555)
Total items that will not be reclassified to the income statement in subsequent years	(160)	483	(555)
Other comprehensive (expense)/income	(767)	2,335	(4,177)
Total comprehensive income/(expense) for the financial year	11,568	5,108	(3,694)
Attributable to:
- Owners of the parent	11,267	4,546	(4,117)
- Non-controlling interests	301	562	423
Total comprehensive income/(expense) for the financial year	€ 11,568	€ 5,108	€ (3,694)